SCHEDULE OF FAIR VALUE OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant Liability
Balance, warrants	$ 576	$ 7,743
Expiration of warrants		(816)
Warrants exercise	(576)	(5,592)
Revaluation, warrants		2,218
Effect of changes in foreign exchange rates, warrants		(2,977)
Balance, warrants		$ 576